Deposits - Scheduled Maturities of Certificates of Deposit Intangibles (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Time deposits by maturity
1 year or less		$ 9,120,243
More than 1 year through 2 years		708,342
More than 2 years through 3 years		313,682
More than 3 years through 4 years		187,089
More than 4 years through 5 years		1,009
Over 5 years		315
Total CDs	$ 9,614,298	$ 10,330,680	$ 14,214,858